Annual Total Returns[BarChart] - Invesco Diversified Dividend Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.20%)	17.17%	29.00%	11.93%	1.78%	14.33%	8.20%	(7.77%)	25.02%	0.12%